U. S.  SECURITIES AND EXCHANGE
COMMISSION
Washington, D. C. 20549

 FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


1.     Name and address of issuer:

The Variable Annuity Life Insurance Company
2929 Allen Parkway, L7-01
Houston, Texas 77019

2.  Name of each series or class of funds for which this notice is filed:    N/A

3. Investment Company Act File  Number:   811-3240
Securities Act File  Number:    2-96223; 2-32783; 33-75292

4.   Last day of fiscal year for which this notice is filed:
December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's
24f-2 declaration:

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6): N/A

7.   Number  and amount of securities of the same
class or series which had been registered under the
Securities Act of 1933 other  than pursuant to rule
24f-2 in a prior fiscal year, but which remained
unsold at the beginning of the fiscal year:  0

8.   Number  and  amount of securities  registered
during the fiscal year other than pursuant to rule  24f-2:    0

9.   Number  and aggregate sale price of securities
sold during the fiscal year:
Aggregate units sold 1,379,438,168;
 Aggregate sale price  $2,133,814,042

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
Aggregate units sold 1,379,438,168;
Aggregate sale price $2,133,814,042


11.   Number  and aggregate sale price of
securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):0

12.  Calculation of  registration fee:
(i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2
(from Item 10): $2,133,814,042

(ii)  Aggregate price of  shares issued in connection
with dividend reinvestment plans (from Item 11, if
applicable):     + 0

(iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable): - 390,569,540

(iv)   Aggregate price of shares  redeemed or
repurchased and previously applied as a reduction
to filing fees pursuant to rule 24f-2 (if  applicable):   + 0

(v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line
(i), plus line (ii), less line (iii), plus line (iv)]
(if  applicable):1,743,244,502

(vi)  Multiplier prescribed by Section 6(b) of the Securities
Act of 1933 or other applicable  law or regulation
(see Instruction C.6):     x     1/3300

(vii) Fee due [line (i) or line (v) multiplied by line (vi): 528,255.91

Instructions:   Issuers  should complete lines (ii),(iii),
(iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.
See  Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's
Rules of Informal and Other Procedures (17 CFR 202.3a).

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

February 24, 1997

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature  and Title)*
Gregory R. Seward /s/
Director of Fund Operations

Date: February 24, 1997

 *  Please print the name and title of the
signing officer below the signature.